SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                     August 28, 2012

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:   AllianceBernstein Trust
              -  AllianceBernstein Discovery Value Fund
              (formerly, AllianceBernstein Small/Mid Cap Value Fund) File Nos. 333-51938 and 811-10221
              -------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Trust. (the "Fund"). We are making this filing for the sole purpose of changing the name of the Fund's AllianceBernstein Small/Mid Cap Value Fund portfolio to AllianceBernstein Discovery Value Fund.

      Disclosure other than that described above contained in the Fund's prospectuses and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 20.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                     Sincerely,

                                                     /s/ Joanne Skerrett
                                                     --------------------
                                                         Joanne Skerrett

Attachment
cc:      Kathleen K. Clarke




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